Relationships with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Relationships with Related Parties

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Corporate officers	714	745	1,496
Executive committee	2,268	2,184	3,325
Directors’ fees	195	407	469
Share-based payments to members of the Board of Directors	13,714	12,018	12,189

Total	16,891	15,353	17,478

Schedule of Amounts Payable to Related Parties

A schedule of amounts payable to related parties:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Compensation	767	689	66
Directors’ fees	195	432	469
Pension obligations	342	402	419

Total	1,304	1,523	954